Loans (Loans Individually Evaluated for Impairment) (Details) (Indivdually Evaluated for Impairment [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Recorded investment, with allowance recorded	$ 3,681,443	$ 2,799,434
Allowance for Loan Losses Allocated	806,944	179,016
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with allowance recorded	197,803
Allowance for Loan Losses Allocated	85,561
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance	1,005,067	1,007,702
Recorded investment, with allowance recorded	2,478,573	660,231
Allowance for Loan Losses Allocated	721,383	179,016
Agriculture Portfolio [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance		401,028
Agricultural Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance		649,036
Residential Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment, with no related allowance		$ 81,437